Right-of-use assets - Changes (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements In Right Of Use Assets [Roll Forward]
Opening balance	$ 160,788,861
Closing balance	233,698,432	$ 160,788,861
Land [Member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance	140,588,971	33,587,391
New assets contracts, by right-of use	61,567,317	97,937,192
Increases (decreases) from foreign currency translation differences, net	19,926,031	11,766,090
Depreciation	(6,069,392)	(1,794,208)
Other increases (decreases)		(907,494)
Total movements	75,423,956	107,001,580
Closing balance	216,012,927	140,588,971
Other Property, Plant and Equipment Under Financial Lease [Member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance	20,199,890	21,914,801
New assets contracts, by right-of use	429,537
Increases (decreases) from foreign currency translation differences, net	368,947	407,407
Depreciation	(1,763,885)	(2,122,318)
Retirements	(418,215)
Decreases for classification as held for sale (See Note 5)	(1,130,769)
Total movements	(2,514,385)	(1,714,911)
Closing balance	17,685,505	20,199,890
Right-of-use assets [member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance	160,788,861	55,502,192
New assets contracts, by right-of use	61,996,854	97,937,192
Increases (decreases) from foreign currency translation differences, net	20,294,978	12,173,497
Depreciation	(7,833,277)	(3,916,526)
Retirements	(418,215)
Decreases for classification as held for sale (See Note 5)	(1,130,769)
Other increases (decreases)		(907,494)
Total movements	72,909,571	105,286,669
Closing balance	$ 233,698,432	$ 160,788,861